Financial Assets and Liabilities	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Assets and Liabilities

Note 10—Financial Assets and Liabilities

The following table specifies financial assets and liabilities:

	September 30, 2024	December 31, 2023
	(EUR’000)
Financial assets by category
Trade receivables	33,098	35,874
Other receivables (excluding income tax and indirect tax receivables)	9,035	3,909
Marketable securities	—	7,275
Cash and cash equivalents	625,515	392,164
Financial assets measured at amortized cost	667,648	439,222
Total financial assets	667,648	439,222
Classified in the statement of financial position
Non-current assets	2,202	2,127
Current assets	665,446	437,095
Total financial assets	667,648	439,222

Financial liabilities by category
Borrowings
Convertible senior notes	422,064	407,095
Royalty funding liabilities	276,802	138,377
Lease liabilities	89,796	98,793
Trade payables and accrued expenses	75,268	94,566
Other liabilities (excluding income tax, indirect tax, and employee related payables)	288	—
Financial liabilities measured at amortized cost	864,218	738,831
Derivative liabilities	168,346	143,296
Financial liabilities measured at fair value through profit or loss	168,346	143,296
Total financial liabilities	1,032,564	882,127
Classified in the statement of financial position
Non-current liabilities	338,930	222,996
Current liabilities	693,634	659,131
Total financial liabilities	1,032,564	882,127

Convertible Senior Notes

In March 2022, the Company issued an aggregate principal amount of $575.0 million of fixed rate 2.25% convertible notes. The net proceeds from the offering of the convertible notes were $557.9 million (€503.3 million) after deducting the initial purchasers’ discounts and commissions and offering expenses. The convertible notes rank equally in right of payment with all future senior unsecured indebtedness. Unless earlier converted or redeemed, the convertible notes will mature on April 1, 2028.

The convertible notes accrue interest at a rate of 2.25% per annum, payable semi-annually in arrears on April 1 and October 1 of each year. At any time before the close of business on the second scheduled trading day immediately before the maturity date, noteholders may convert their convertible notes at their option into the Company’s ordinary shares represented by ADSs, together, if applicable, with cash in lieu of any fractional ADS, at the then-applicable conversion rate. The initial conversion rate is 6.0118 ADSs per $1,000 principal amount of convertible notes, which represents an initial conversion price of $166.34 per ADS. The conversion rate and conversion price will be subject to customary adjustments upon the occurrence of certain events.

The convertible notes will be optionally redeemable, in whole or in part (subject to certain limitations), at the Company’s option at any time, and from time to time, on or after April 7, 2025, but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.

On September 30, 2024, the carrying amount of the convertible notes was €422.1 million, and the fair value was approximately €412.4 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was measured by using an estimated market rate for an equivalent non-convertible instrument.

Royalty Funding Liabilities

The Company has entered into capped synthetic royalty funding agreements with Royalty Pharma (the “Purchaser”), which is presented as royalty funding liabilities, and represents the Company’s contractual obligations to pay a predetermined percentage of future commercial revenue until reaching a predetermined multiple of proceeds received, according to the detailed provisions of the synthetic royalty funding agreements.

On September 30, 2024, the carrying amount of the royalty funding liabilities was €276.8 million, and the fair value was €284.2 million. Fair value cannot be measured based on quoted prices in active markets or other observable input, and accordingly the fair value was measured by using an estimated market rate for an equivalent instrument.

YORVIPATH Agreement

In September 2024, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Yorvipath Agreement”) with the Purchaser. The net proceeds were $148.2 million (€134.2 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Yorvipath Agreement, the Company received an upfront payment of $150.0 million (the “Yorvipath Purchase Price”) in exchange for a 3% royalty on net revenue from sales of YORVIPATH in the U.S. (the “Yorvipath Revenue Payments”). The Yorvipath Revenue Payments to the Purchaser will cease upon reaching a multiple of the Yorvipath Purchase Price of 2.0 times, or 1.65 times if the Purchaser receives Yorvipath Revenue Payments in that amount by December 31, 2029.

The Royalty Pharma Yorvipath Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 2.0 times the Yorvipath Purchase Price minus the Yorvipath Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to September 30, 2028, and the Company has paid the Purchaser, Yorvipath Revenue Payments equal to the Yorvipath Purchase Price as of the date of the buy-out notice, then the buy-out amount is equal to 1.65 times the Yorvipath Purchase Price minus the Yorvipath Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice.

SKYTROFA Agreement

In September 2023, the Company entered into a $150.0 million capped synthetic royalty funding agreement (the “Royalty Pharma Skytrofa Agreement”) with the Purchaser. The net proceeds were $146.3 million (€136.3 million) after deducting offering expenses.

Under the terms of the Royalty Pharma Skytrofa Agreement, the Company received an upfront payment of $150.0 million (the “Skytrofa Purchase Price”) in exchange for a 9.15% royalty on net revenue from sales of SKYTROFA in the U.S., beginning on January 1, 2025 (the “Skytrofa Revenue Payments”). The Skytrofa Revenue Payments to the Purchaser will cease upon reaching a multiple of the Skytrofa Purchase Price of 1.925 times, or 1.65 times if the Purchaser receives Skytrofa Revenue Payments in that amount by December 31, 2031.

The Royalty Pharma Skytrofa Agreement includes a buy-out option, which provides the Company with the right to settle all outstanding liabilities at any time by paying a buy-out amount equal to 1.925 times the Skytrofa Purchase Price minus the Skytrofa Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice. However, if the buy-out notice is provided on or prior to December 31, 2028, and the Company has paid the Purchaser, Skytrofa Revenue Payments equal to the Skytrofa Purchase Price as of the date of the buy-out notice, then the buy-out amount is equal to 1.65 times the Skytrofa Purchase Price minus the Skytrofa Revenue Payments paid to the Purchaser as of the effective date of the buy-out notice.

Derivative Liabilities

Derivative liabilities relate to the foreign currency conversion option embedded in the convertible notes.

Fair value cannot be measured based on quoted prices in active markets or other observable inputs, and accordingly, derivative liabilities are measured by using the Black-Scholes option pricing model. Fair value of the option is calculated, applying the following assumptions: (1) conversion price; (2) the Company’s share price; (3) maturity of the option; (4) a risk-free interest rate equaling the effective interest rate on a U.S. government bond with the same lifetime as the maturity of the option; (5) no payment of dividends; and (6) an expected volatility using the Company’s share price (49.92% and 50.47% as of September 30, 2024 and December 31, 2023, respectively).

For additional description of fair values, refer to the following section “Fair Value Measurement.”

Sensitivity Analysis

On September 30, 2024, all other inputs and assumptions held constant, a 10% relative increase in volatility, will increase the fair value of derivative liabilities by approximately €15.1 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% relative decrease in volatility indicates the opposite impact.

Similarly, on September 30, 2024, all other inputs and assumptions held constant, a 10% increase in the share price, will increase the fair value of derivative liabilities by approximately €32.5 million and indicates a decrease in profit or loss and equity before tax. Similarly, a 10% decrease in the share price indicates the opposite impact.

Fair Value Measurement

Because of the short-term maturity for cash and cash equivalents, receivables and trade payables, their fair value approximate carrying amount. Fair value of lease liabilities are not disclosed. Fair value compared to carrying amount of marketable securities, convertible notes, royalty funding liabilities and derivative liabilities, and their level in the fair value hierarchy is summarized in the following table, where:

Level 1 is quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

Level 2 is based on valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable;

Level 3 is based on valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

	September 30, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	—	—	7,275	7,266	1
Financial assets measured at amortized cost	—	—	7,275	7,266
Financial liabilities
Convertible senior notes	422,064	412,448	407,095	385,410	3
Royalty funding liabilities	276,802	284,174	138,377	143,975	3
Financial liabilities measured at amortized cost	698,866	696,622	545,472	529,385
Derivative liabilities	168,346	168,346	143,296	143,296	3
Financial liabilities measured at fair value through profit or loss	168,346	168,346	143,296	143,296

The following table specifies movements in level 3 fair value measurements:

	2024	2023
	(EUR’000)
Derivative liabilities
January 1	143,296	157,950
Remeasurement recognized in finance (income) or expense	25,050	(64,597)
September 30	168,346	93,353

Maturity Analysis

The following table summarizes maturity analysis (on an undiscounted basis) for non-derivative financial liabilities recognized in the unaudited condensed consolidated statements of financial position at September 30, 2024:

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
Financial liabilities
September 30, 2024
Borrowings (excluding lease liabilities)	26,538	928,162	47,221	1,001,921	698,866
Lease liabilities	14,416	49,223	39,649	103,288	89,796
Trade payables, accrued expenses and other liabilities	75,556	—	—	75,556	75,556
Total financial liabilities	116,510	977,385	86,870	1,180,765	864,218

“Borrowings (excluding lease liabilities)” comprise convertible notes and royalty funding liabilities. Further details regarding classification of convertible notes as current liabilities in the consolidated statement of financial position are provided in Note 2, “Summary of Material Accounting Policies,” section “New and Amended Standards and Interpretations.” Expected maturity for royalty funding liabilities is based on anticipated amount and timing of future commercial revenue. Further details regarding the payment structure of the royalty funding agreements are provided above.